Revenue Recognition - Schedule of Revenue Disaggregated by Source (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenues	$ 11,095	$ 8,691	$ 24,070	$ 18,565	$ 37,342	$ 20,447
LNG Product [Member]
Disaggregation of Revenue [Line Items]
Total revenues	8,699	7,047	18,953	14,898	30,200	15,534
Rental Service And Other [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 2,396	$ 1,644	$ 5,117	$ 3,667	$ 7,142	$ 4,913